EARNINGS (LOSS) PER SHARE (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Earnings Per Share [Abstract]
Income from continuing operations	$ 24,061	$ 15,131	$ 121,129	$ 142,665
Income from continuing operations attributable to Dole plc	15,341	8,018	99,139	132,311
Net income attributable to Dole plc	$ 5,105	$ 14,402	$ 53,983	$ 164,662
Weighted average number of shares outstanding:
Weighted average shares - basic (in shares)	95,163	94,990	95,139	94,950
Effect of share options with a dilutive effect (in shares)	816	624	696	445
Weighted average shares - diluted (in shares)	95,979	95,614	95,835	95,395
Basic:
Continuing operations (in USD per share)	$ 0.16	$ 0.08	$ 1.04	$ 1.39
Discontinued operations (in USD per share)	(0.11)	0.07	(0.47)	0.34
Net income per share attributable to Dole plc - basic (in USD per share)	0.05	0.15	0.57	1.73
Diluted:
Continuing operations (in USD per share)	0.16	0.08	1.03	1.39
Discontinued operations (in USD per share)	(0.11)	0.07	(0.47)	0.34
Net income per share attributable to Dole plc - diluted (in USD per share)	$ 0.05	$ 0.15	$ 0.56	$ 1.73
Net income attributable to noncontrolling interests	$ (8,720)	$ (7,113)	$ (21,990)	$ (10,354)
(Loss) income from discontinued operations, net of income taxes	$ (10,236)	$ 6,384	$ (45,156)	$ 32,351